Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,127,173)	$ (1,279,586)	$ (2,510,066)	$ (271,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	342	144	421	144
Share based compensation expense	616,315	1,002,082	1,627,078	0
Impairment of oil and gas assets			0	30,000
Derivative income	(10,955)	0
Discount amortization	7,885	0
Decrease (increase) in assets:
Prepaid expenses	0	749	937	(312)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	180,033	3,646	294,771	16,637
Accounts payable, related party			0	(14,918)
Accrued expenses	0	23,805	0	20,000
Accrued expenses, related party	0	3,572	3,572	4,529
Net cash used in operating activities	(333,553)	(245,588)	(583,287)	(215,824)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of oil and gas properties	(180,547)	(224,266)	(659,331)	(30,000)
Purchase of equipment			(1,999)	(1,439)
Net cash used in investing activities	(180,547)	(224,266)	(661,330)	(31,439)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	150,000	470,000	1,170,000	200,000
Proceeds from stock subscription	150,000		250,000	0
Repayment of note payable, related party			0	(2,133)
Proceeds from note payable, related party			0	49,882
Proceeds from convertible notes payable	250,000	0
Net cash provided by financing activities	400,000	470,000	1,420,000	247,749
NET CHANGE IN CASH	(114,100)	146	175,383	486
CASH AT BEGINNING OF PERIOD	175,869	486	486	0
CASH AT END OF PERIOD	61,769	632	175,869	486
SUPPLEMENTAL INFORMATION:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NON CASH TRANSACTIONS:
Common stock issued for oil and gas lease	$ 24,750	$ 0
Contributed capital from debt forgiveness			$ 59,655	$ 0